Debentures - Breakdown (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current notes and debentures issued	R$ 466,073	R$ 516,533
Current notes and debentures issued and current portion of non-current notes and debentures issued	79,677	84,187
Debentures
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current notes and debentures issued	466,073		R$ 516,533
Current notes and debentures issued and current portion of non-current notes and debentures issued	R$ 79,677	R$ 84,187